Chapman and Cutler LLP                            111 West Monroe Street
                                                  Chicago, Illinois 60603

                             March 5, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington D.C.  20549

                       Re:  FT 3480 (the "Fund")

Ladies and Gentlemen:

     Transmitted herewith is a copy of Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of an indefinite number of Units representing the ownership of interests in FT 3480 which are proposed to be offered publicly.

     The purpose of this Amendment is to update the prospectus.

     We currently anticipate that the registration statement for the Fund will not contain disclosures which would render it ineligible to become effective pursuant to rule 487 under the Securities Act of 1933.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and
Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     We are advised that the sponsor proposes to deposit securities and to activate FT 3480 on April 30, 2012, or shortly thereafter, depending on market conditions. An appropriate amendment of the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time.

     Under these circumstances, it will be appreciated if this matter can receive prompt attention. If there are any questions regarding this filing, or if there is any way in which we can be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Brian D. Free (312-845-3017).

                                Very truly yours,


                                CHAPMAN AND CUTLER LLP
EFF/amh
Enclosures